UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7893
Legg Mason Partners Variable Portfolios V
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006
ITEM 1.     SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios V
Legg Mason Partners Variable Small Cap Growth
Opportunities Portfolio
FORM N-Q
SEPTEMBER 30, 2006

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 99.8%
CONSUMER DISCRETIONARY — 12.3%
Hotels, Restaurants & Leisure — 3.7%
15,314	Ctrip.com International Ltd., ADR	$688,364
16,800	PF Chang’s China Bistro Inc. *	583,128
14,885	Station Casinos Inc.	860,800

	Total Hotels, Restaurants & Leisure	2,132,292

Household Durables — 0.8%
25,900	Tempur-Pedic International Inc. *	444,703

Internet & Catalog Retail — 1.0%
38,900	Gmarket Inc., ADR *	565,995

Leisure Equipment & Products — 1.3%
19,030	Marvel Entertainment Inc. *	459,384
7,600	Pool Corp.	292,600

	Total Leisure Equipment & Products	751,984

Media — 2.1%
22,600	R.H. Donnelley Corp.	1,195,540

Specialty Retail — 2.7%
13,850	Men’s Wearhouse Inc.	515,358
45,800	Pier 1 Imports Inc.	339,836
38,700	Urban Outfitters Inc. *	684,603

	Total Specialty Retail	1,539,797

Textiles, Apparel & Luxury Goods — 0.7%
14,300	K-Swiss Inc., Class A Shares	429,858

	TOTAL CONSUMER DISCRETIONARY	7,060,169

CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 0.5%
9,000	United Natural Foods Inc. *	278,910

Personal Products — 2.0%
29,500	Elizabeth Arden Inc. *	476,720
40,600	Nu Skin Enterprises Inc., Class A Shares	711,312

	Total Personal Products	1,188,032

	TOTAL CONSUMER STAPLES	1,466,942

ENERGY — 5.4%
Energy Equipment & Services — 1.8%
8,850	CARBO Ceramics Inc.	318,866
74,400	Input/Output Inc. *	738,792

	Total Energy Equipment & Services	1,057,658

Oil, Gas & Consumable Fuels — 3.6%
7,400	Cheniere Energy Inc. *	219,854
18,400	Encore Acquisition Co. *	447,856
60,300	Gasco Energy Inc. *	162,810
14,000	GMX Resources Inc. *	439,460
15,300	OPTI Canada Inc. *	245,579
1,400	Quicksilver Resources Inc. *	44,660
19,600	Range Resources Corp.	494,704

	Total Oil, Gas & Consumable Fuels	2,054,923

	TOTAL ENERGY	3,112,581

FINANCIALS — 8.5%
Capital Markets — 0.9%
5,055	Affiliated Managers Group Inc. *	506,056

Commercial Banks — 2.3%
9,350	Cullen/Frost Bankers Inc.	540,617

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Commercial Banks — 2.3% (continued)
8,710	East-West Bancorp Inc.	$345,003
8,330	Westamerica Bancorporation	420,748

	Total Commercial Banks	1,306,368

Consumer Finance — 1.3%
24,800	Nelnet Inc., Class A Shares *	762,352

Insurance — 0.7%
24,800	Universal American Financial Corp. *	398,536

Real Estate Investment Trusts (REITs) — 3.3%
4,069	Alexandria Real Estate Equities Inc.	381,672
12,740	BioMed Realty Trust Inc.	386,532
6,500	Global Signal Inc.	328,770
13,750	Gramercy Capital Corp.	346,638
7,185	PS Business Parks Inc.	433,255

	Total Real Estate Investment Trusts (REITs)	1,876,867

	TOTAL FINANCIALS	4,850,179

HEALTH CARE — 13.0%
Biotechnology — 5.0%
12,200	Alexion Pharmaceuticals Inc. *	414,556
33,400	Arena Pharmaceuticals Inc. *	400,132
50,000	BioMarin Pharmaceutical Inc. *	711,500
37,400	Nektar Therapeutics *	538,934
34,700	NPS Pharmaceuticals Inc. *	132,207
145,500	Oscient Pharmaceuticals Corp. *	149,865
15,200	Tanox Inc. *	179,664
10,500	Vertex Pharmaceuticals Inc. *	353,325

	Total Biotechnology	2,880,183

Health Care Equipment & Supplies — 3.9%
13,703	Advanced Medical Optics Inc. *	541,954
5,600	Cooper Cos. Inc.	299,600
33,370	DJ Orthopedics Inc. *	1,385,856

	Total Health Care Equipment & Supplies	2,227,410

Health Care Providers & Services — 2.7%
17,300	Health Net Inc. *	752,896
10,100	LifePoint Hospitals Inc. *	356,732
8,800	Manor Care Inc.	460,064

	Total Health Care Providers & Services	1,569,692

Pharmaceuticals — 1.4%
19,450	AVANIR Pharmaceuticals, Class A Shares *	134,594
19,600	Endo Pharmaceuticals Holdings Inc. *	637,980

	Total Pharmaceuticals	772,574

	TOTAL HEALTH CARE	7,449,859

INDUSTRIALS — 11.7%
Aerospace & Defense — 1.0%
29,881	Orbital Sciences Corp. *	560,867

Building Products — 2.2%
9,100	ElkCorp	247,065
17,700	NCI Building Systems Inc. *	1,029,609

	Total Building Products	1,276,674

Commercial Services & Supplies — 1.6%
27,300	Herman Miller Inc.	933,933

Machinery — 4.5%
22,800	AGCO Corp. *	577,980
13,800	IDEX Corp.	594,090
27,600	JLG Industries Inc.	546,756

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Machinery — 4.5% (continued)
24,800	Mueller Industries Inc.	$872,216

	Total Machinery	2,591,042

Trading Companies & Distributors — 2.4%
33,030	MSC Industrial Direct Co. Inc., Class A Shares	1,345,642

	TOTAL INDUSTRIALS	6,708,158

INFORMATION TECHNOLOGY — 32.4%
Communications Equipment — 8.6%
88,800	ADC Telecommunications Inc. *	1,332,000
79,700	Andrew Corp. *	735,631
32,400	China GrenTech Corp. Ltd. ADR *	335,340
97,700	ECI Telecom Ltd. *	806,025
256,000	Extreme Networks Inc. *	929,280
23,500	NETGEAR Inc. *	483,865
20,300	Redback Networks Inc. *	281,764
3,500	Tekelec *	45,325

	Total Communications Equipment	4,949,230

Computers & Peripherals — 4.3%
14,900	Avid Technology Inc. *	542,658
85,032	Electronics for Imaging Inc. *	1,945,532

	Total Computers & Peripherals	2,488,190

Electronic Equipment & Instruments — 2.5%
39,100	Dolby Laboratories Inc., Class A Shares *	776,135
9,800	Mettler-Toledo International Inc. *	648,270

	Total Electronic Equipment & Instruments	1,424,405

Internet Software & Services — 6.9%
5,020	Digital Insight Corp. *	147,186
90,880	Digitas Inc. *	874,266
48,500	Openwave Systems Inc. *	453,960
39,600	SINA Corp. *	995,940
42,100	Sohu.com Inc. *	927,042
14,500	WebEx Communications Inc. *	565,790

	Total Internet Software & Services	3,964,184

IT Services — 3.0%
48,400	Sabre Holdings Corp., Class A Shares	1,132,076
21,600	Sapient Corp. *	117,720
19,000	Wright Express Corp. *	457,140

	Total IT Services	1,706,936

Semiconductors & Semiconductor Equipment — 3.6%
48,800	Genesis Microchip Inc. *	574,376
32,000	Photronics Inc. *	452,160
25,400	Trident Microsystems Inc. *	590,804
194,350	Zarlink Semiconductor Inc. *	421,740

	Total Semiconductors & Semiconductor Equipment	2,039,080

Software — 3.5%
40,000	Corel Corp. *	514,800
47,400	Take-Two Interactive Software Inc. *	675,924
87,579	TIBCO Software Inc. *	786,459

	Total Software	1,977,183

	TOTAL INFORMATION TECHNOLOGY	18,549,208

MATERIALS — 5.3%
Chemicals — 3.6%
13,410	Minerals Technologies Inc.	716,094
9,660	Scotts Miracle-Gro Co., Class A Shares	429,773
27,800	Senomyx Inc. *	427,286

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Chemicals — 3.6% (continued)
17,280	Valspar Corp.	$459,648

	Total Chemicals	2,032,801

Metals & Mining — 1.7%
34,860	Compass Minerals International Inc.	986,887

	TOTAL MATERIALS	3,019,688

TELECOMMUNICATION SERVICES — 7.3%
Diversified Telecommunication Services — 1.8%
87,140	Cincinnati Bell Inc. *	420,015
41,770	Citizens Communications Co.	586,451

	Total Diversified Telecommunication Services	1,006,466

Wireless Telecommunication Services — 5.5%
57,941	American Tower Corp., Class A Shares *	2,114,846
82,500	Dobson Communications Corp., Class A Shares *	579,150
27,982	WiderThan Co., Ltd., ADR *	468,419

	Total Wireless Telecommunication Services	3,162,415

	TOTAL TELECOMMUNICATION SERVICES	4,168,881

UTILITIES — 1.4%
Electric Utilities — 1.0%
19,400	ITC Holdings Corp.	605,280

Independent Power Producers & Energy Traders — 0.4%
6,800	Ormat Technologies Inc.	222,496

	TOTAL UTILITIES	827,776

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $52,605,147)	57,213,441

Face
Amount

SHORT-TERM INVESTMENT — 4.7%
Repurchase Agreement — 4.7%
$2,692,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity — $2,693,200; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value — $2,745,862) (Cost — $2,692,000)	2,692,000

	TOTAL INVESTMENTS — 104.5% (Cost — $55,297,147#)	59,905,441
	Liabilities in Excess of Other Assets — (4.5)%	(2,584,762)

	TOTAL NET ASSETS — 100.0%	$57,320,679

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (formerly known as Smith Barney Small Cap Growth Opportunities Portfolio) (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Portfolios V (formerly known as Variable Annuity Portfolios) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,664,469
Gross unrealized depreciation	(3,056,175)

Net unrealized appreciation	$4,608,294

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios V

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: November 28, 2006